Material accounting policies (Tables)	12 Months Ended
Mar. 31, 2026
Material Accounting Policies
Schedule of useful lives of property, plant and equipment

Depreciation on PPE is calculated on a straight-line basis using the rates arrived at based on the useful lives estimated by the management. The Group has used the following useful lives to provide depreciation on its PPE.

Particulars	Years
Computers and peripherals	3
Office equipment	5
Furniture and fixtures
Leasehold improvements	Amortized over the lower of primary lease period or economic useful life, whichever is less
Vehicles	3 – 7 years
Building	60 years

Schedule of useful lives of intangible assets

Intangible assets are amortized as below:

Intellectual property rights	3 years
Computer software and websites	3 to 5 years
Supplier relationship	15 years
Trademarks	15 years
Customer relationships	10-15 years